UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		800-930-6949
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	February 11, 2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	48
Form 13F Information Table Value Total: $109,939

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

3M Co			COM		88579Y101	297	3445	SH		SOLE			3445
Abbott Laboratories	COM		002824100	232	4852	SH		SOLE			4852
Accenture Plc		SHS		G1151C101	326	6726	SH		SOLE			6726
Accuray Inc.		COM		004397105	243	35936	SH		SOLE			35936
Adobe Sys Inc.		COM		00724F101	2760	89662	SH		SOLE			89662
Aflac Inc.		COM		001055102	2384	42239	SH		SOLE			42239
Alvarion Ltd		SHS		M0861T100	60	24623	SH		SOLE			24623
Banco Bradesco		ADR		059460303	619	30522	SH		SOLE			30522
BB&T			COM		054937107	257	9777	SH		SOLE			9777
Berkley W R Corp	COM		084423102	234	8551	SH		SOLE			8551
BHP Billiton Ltd	ADR		088606108	358	3848	SH		SOLE			3848
Caterpillar		COM		149123101	2215	23649	SH		SOLE			23649
Cenovus Energy Inc.	COM		15135U109	2547	76617	SH		SOLE			76617
Cephalon Inc.		COM		156708109	1879	30439	SH		SOLE			30439
China Mobile Hong K	ADR		16941M109	1775	35777	SH		SOLE			35777
Cisco Sys Inc		COM		17275R102	1767	87363	SH		SOLE			87363
Ctrip.Com Intl Ltd	ADR		22943F100	3714	91809	SH		SOLE			91809
Dendreon Corp		COM		24823Q107	3520	100805	SH		SOLE			100805
Emerson Electric Co	COM		291011104	743	12994	SH		SOLE			12994
Fifth Third Bancorp	COM		316773100	191	12997	SH		SOLE			12997
First Solar Inc.	COM		336433107	3159	24271	SH		SOLE			24271
General Dynamics	COM		369550108	571	8042	SH		SOLE			8042
Gilead Sciences Inc	COM		375558103	1568	43277	SH		SOLE			43277
Himax Technologies	ADR		43289P106	34	14477	SH		SOLE			14477
ICICI BK LTD 		ADR		45104G104	602	11892	SH		SOLE			11892
Icon Pub LTD Co		ADR		45103T107	1564	71437	SH		SOLE			71437
Illinois Tool Wks Inc	COM		452308109	326	6112	SH		SOLE			6112
Infosys Technologie	ADR		456788108	357	4695	SH		SOLE			4695
Intuitive Surgical  	COM		46120E602	2606	10111	SH		SOLE			10111
Itau Unibanco		ADR		465562106	3746	156027	SH		SOLE			156027
JA Solar Holdings	ADR		466090107	133	19253	SH		SOLE			19253
Logitech Intl		SHS		H50430232	1415	76272	SH		SOLE			76272
NII Holdings Inc	CL B		62913F201	4521	101238	SH		SOLE			101238
Noble Corporation	SHS		H5833N103	1411	39454	SH		SOLE			39454
Noble Energy		COM		655044105	2381	27665	SH		SOLE			27665
O Reilly Automotive	COM		686091109	2925	48419	SH		SOLE			48419
Petroleo Brasilerio	ADR		71654V408	2404	63530	SH		SOLE			63530
Potash Corp		COM		73755L107	6060	39140	SH		SOLE			39140
Qualcomm Inc		COM		747525103	3709	74944	SH		SOLE			74944
Research in Motion	COM		760975102	2673	45979	SH		SOLE			45979
SK Telcom Co LTD AD	COM		78440P108	1295	69499	SH		SOLE			69499
Sysco Corp		COM		871829107	1918	65247	SH		SOLE			65247
Theratechnologies	COM		88338H100	33924	6166515	SH		SOLE			6166515
Tortoise Energy		COM		89147L100	1560	40794	SH		SOLE			40794
Tortoise NA Enrgy	COM		89147T103	201	8058	SH		SOLE			8058
Waters Corp		COM		941848103	2305	29665	SH		SOLE			29665
Xilinx			COM		983919101	223	7683	SH		SOLE			7683
Yamana Gold Inc.	COM		98462Y100	227	17735	SH		SOLE			17735



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